FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 18	SFr 1
Net gains/(losses) of which related to credit risk - on assets	8	(6)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	306	789
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	293	205
Net gains/(losses) of which related to credit risk - on assets	0	1
Loans
Gains (losses) on financial instruments
Net gains/(losses)	277	(247)
Net gains/(losses) of which related to credit risk - on assets	59	(575)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	405	416
Net gains/(losses) of which related to credit risk - on assets	173	(19)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(37)	(39)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(29)	(82)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(406)	(16)
Net gains/(losses) of which related to credit risk - on liabilities	(1)	1
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,802)	1,270
Net gains/(losses) of which related to credit risk - on liabilities	0	14
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	120	(102)
Net gains/(losses) of which related to credit risk - on liabilities	67	(124)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	18	1
Net gains/(losses) of which related to credit risk - on assets	8	(6)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	306	789
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	293	205
Net gains/(losses) of which related to credit risk - on assets	0	1
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	277	(247)
Net gains/(losses) of which related to credit risk - on assets	59	(575)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	405	416
Net gains/(losses) of which related to credit risk - on assets	173	(19)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(37)	(39)
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(29)	(82)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(406)	(16)
Net gains/(losses) of which related to credit risk - on liabilities	(1)	1
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(3,347)	1,842
Net gains/(losses) of which related to credit risk - on liabilities	0	14
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	120	(102)
Net gains/(losses) of which related to credit risk - on liabilities	SFr 67	SFr (124)